Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments
11.	DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts

Currency swaps are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company’s investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on an identified name, or a basket of names in a first to default structure, and in return receives a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name’s public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security.

Embedded Derivatives

The Company has sold variable annuity contracts that include certain optional living benefit features that are treated, for accounting purposes, as embedded derivatives. The Company has affiliated reinsurance agreements with Pruco Re and Prudential Insurance to transfer the risk related to certain of these embedded derivatives. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 10, and are recorded in “Realized investment gains/(losses), net.”

The fair value of the living benefit feature embedded derivatives included in “Future policy benefits” was a liability of $1,784 million as of December 31, 2011 and liability of $164 million as of December 31, 2010. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in “Reinsurance Recoverable” was an asset of $1,748 million as of December 31, 2011 and an asset of $187 million as of December 31, 2010.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through “Realized investment gains (losses), net,” based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

	December 31, 2011			December 31, 2010
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities

	(in thousands)
Qualifying Hedge Relationships:
Currency/Interest Rate
Currency/Interest Rate	$47,702	$867	$(1,796)	$36,072	$152	$ (2,606)

Total Qualifying Hedge Relationships	$47,702	$867	$(1,796)	$36,072	$152	$ (2,606)

Non-Qualifying Hedges Relationships:
Interest Rate
Non Currency Swaps	$1,752,950	$162,428	$(8,546)	$913,700	$56,896	$ (6,727)
Currency/Interest Rate
Foreign Currency Swaps	62,280	2,852	(4,975)	60,439	1,622	(6,829)
Credit
Credit Default Swaps	399,050	1,737	(2,165)	350,050	2,810	(3,104)
Equity
Equity Non Currency	199,446	1,067	(4,838)	10,310,187	30,278	(18,249)
Equity Options	2,798,732	23,161	(17,692)	64,327	-	(3,243)

Total Non-Qualifying Hedge Relationships	$5,212,458	$191,245	$(38,216)	$11,698,703	$91,606	$ (38,152)

Total Derivatives (1)	$5,260,160	$192,112	$(40,012)	$11,734,775	$91,758	$ (40,758)

(1)

Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $1,786.5 million as of December 31, 2011 and a liability of $166.8 million as of December 31, 2010 included in “Future policy benefits” and “Fixed maturities available for sale.”

Cash Flow Hedges

The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

	December 31, 2011
	Realized Investment Gains/(Losses)	Net Investment Income	Other Income	Accumulated Other Comprehensive Income
Cash flow hedges
Currency/Interest Rate	$-	$(89)	$1	$1,504

Total cash flow hedges	-	(89)	1	1,504

Non- qualifying hedges
Interest Rate	114,601	-	-	-
Currency/Interest Rate	1,281	-	-	-
Credit	915	-	-	-
Equity	(28,070)	-	-	-
Embedded Derivatives	(100,093)	-	-	-

Total non-qualifying hedges	(11,366)	-	-	-

Total	$(11,366)	$(89)	$1	$1,504

	December 31, 2010
	Realized Investment Gains/(Losses)	Net Investment Income	Other Income	Accumulated Other Comprehensive Income
Cash flow hedges
Currency/Interest Rate	$-	$61	$(26)	$(1,822)

Total cash flow hedges	-	61	(26)	(1,822)

Non- qualifying hedges
Interest Rate	53,077	-	-	-
Currency	-	-	-	-
Currency/Interest Rate	1,105	-	-	-
Credit	873	-	-	-
Equity	(10,865)	-	-	-
Embedded Derivatives	(34,682)	-	-	-

Total non-qualifying hedges	9,508	-	-	-

Total	$9,508	$61	$(26)	$(1,822)

	December 31, 2009
	Realized Investment Gains/(Losses)	Net Investment Income	Other Income	Accumulated Other Comprehensive Income
Cash flow hedges
Currency/Interest Rate	$-	$3	$(10)	$(640)

Total cash flow hedges	-	3	(10)	(640)

Non- qualifying hedges
Interest Rate	(108,177)	-	-	-
Currency	-	-	-	-
Currency/Interest Rate	(4,321)	-	-	-
Credit	10,630	-	-	-
Equity	(78,391)	-	-	-
Embedded Derivatives	1,815	-	-	-

Total non-qualifying hedges	(178,444)	-	-	-

Total	$(178,444)	$3	$(10)	$(640)

	Year Ended December 31,
	2011	2010	2009

		(in thousands)
Qualifying
Cash Flow Hedges
Currency/Interest Rate
Net investment income	$(89)	$61	$3
Other income	1	(26)	(10)
Accumulated other comprehensive income (loss) (1)	1,504	(1,822)	(640)

Total cash flow hedges	$1,416	$(1,787)	$(647)

Non-qualifying hedges
Realized investment gains (losses), net
Interest Rate	$114,600	$53,077	$(108,177)
Currency/Interest Rate	1,281	1,105	(4,321)
Credit	915	873	10,630
Equity	(28,070)	(10,865)	(78,391)
Embedded Derivatives (2)	(100,092)	(34,682)	1,815

Total non-qualifying hedges	$(11,366)	$9,508	$(178,444)

Total Derivative Impact	$(9,950)	$7,721	$(179,091)

(1) Amounts deferred in accumulated other comprehensive income (loss)

(2) Primarily includes the following: 1) mark-to-market on embedded derivatives of $1,619.3 million; 2) fees ceded of $264 million; offset by 3) change in reinsurance recoverable of $1,561 million; and 4) fees attributed to embedded derivative of $223 million as of December 31, 2011.

For the years ended December 31, 2011, 2010, and 2009 the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company’s results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2010	$(2,462)
Net deferred gains on cash flow hedges from January 1 to December 31, 2011	1,415
Amount reclassified into current period earnings	85

Balance, December 31, 2011	$(962)

As of December 31, 2011, the Company does not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in “Accumulated Other Comprehensive Income (Loss)” as a result of cash flow hedges are included in “Net unrealized investment gains (losses)” in the Statements of Equity.

Credit Derivatives Written

The following table sets forth the composition of the Company’s credit derivatives where it has written credit protection, excluding embedded derivatives contained in externally-managed investments in European markets, by industry category as of the dates indicated.

	December 31, 2011		December 31, 2010
Industry	Notional	Fair Value	Notional	Fair Value

	(in thousands)
Corporate Securities:
Manufacturing	$40,000	$157	$40,000	$249
Finance	54,000	95	-	-
Food/Beverage	55,000	315	55,000	479
Aerospace/Defense	50,000	158	50,000	345
Chemical	40,000	248	40,000	468
Other	130,000	667	130,000	1,130

Total Credit Derivatives	$369,000	$1,640	$315,000	$2,671

The Company writes credit derivatives under which the Company is obligated to pay a related party counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company’s maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $369 million notional of credit default swap (“CDS”) selling protection at December 31, 2011. These credit derivatives generally have maturities of 10 years or less.

The Company holds certain externally-managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available for sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading “Accumulated Other Comprehensive Income (Loss)” and changes in the market value of the embedded total return swaps are included in current period earnings in “Realized investment gains (losses), net.” The Company’s maximum exposure to loss from these investments was $7 million and $8 million at December 31, 2011 and December 31, 2010, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. As of December 31, 2011 and December 31, 2010, the Company had $30 million and $35 million of outstanding notional amounts, respectively reported at fair value as a liability of $2 million and fair value as an asset of $3 million, respectively.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial derivative transactions. Generally, the credit exposure of the Company’s OTC derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC related to its over-the-counter derivative transactions. Prudential Global Funding, LLC manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13.

Under fair value measurements, the Company incorporates the market’s perception of its own and the counterparty’s non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company’s own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company’s counterparty’s credit spread is applied to OTC derivative net asset positions.